Property, Machinery and Equipment, Net - Disclosure of Net Change in Property, Machinery and Equipment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	$ 232,160		$ 230,134	$ 216,694
Capital expenditures	12,141		9,514	12,676
Additions through capital leases	88		2,096	7
Capitalization of financial expense			0	175
Stripping costs	740		809	421
Total capital expenditures	12,969	$ 130	12,419	13,279
Disposals	(971)		(1,844)	(1,841)
Reclassifications	101		(1,634)	(4,549)
Business combinations	216		6,492
Depreciation and depletion for the period	(14,019)		(13,951)	(14,037)
Impairment losses	(445)		(984)	(1,899)
Foreign currency translation effects	(5,571)		1,528	22,487
Net book value at end of period	224,440		232,160	230,134
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	411,515		395,922	360,089
Net book value at end of period	411,062		411,515	395,922
Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(179,355)		(165,788)	(143,395)
Net book value at end of period	(186,622)		(179,355)	(165,788)
Land and mineral reserves [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	78,653		80,917
Capital expenditures	525		547
Additions through capital leases	0		0
Capitalization of financial expense			0
Stripping costs	740		809
Total capital expenditures	1,265		1,356
Disposals	(258)		(347)
Reclassifications	(353)		(784)
Business combinations	83		2,179
Depreciation and depletion for the period	(3,618)		(2,571)
Impairment losses	(121)		(202)
Foreign currency translation effects	210		(1,895)
Net book value at end of period	75,861		78,653	80,917
Land and mineral reserves [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	95,495		97,218
Net book value at end of period	94,692		95,495	97,218
Land and mineral reserves [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(16,842)		(16,301)
Net book value at end of period	(18,831)		(16,842)	(16,301)
Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	27,702		27,516
Capital expenditures	578		802
Additions through capital leases	0		0
Capitalization of financial expense			0
Stripping costs	0		0
Total capital expenditures	578		802
Disposals	(116)		(223)
Reclassifications	(45)		(82)
Business combinations	0		749
Depreciation and depletion for the period	(2,001)		(1,967)
Impairment losses	(33)		(1)
Foreign currency translation effects	(349)		908
Net book value at end of period	25,736		27,702	27,516
Building [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	53,927		51,740
Net book value at end of period	53,292		53,927	51,740
Building [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(26,225)		(24,224)
Net book value at end of period	(27,556)		(26,225)	(24,224)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	106,348		104,454
Capital expenditures	11,038		8,165
Additions through capital leases	88		2,096
Capitalization of financial expense			0
Stripping costs	0		0
Total capital expenditures	11,126		10,261
Disposals	(597)		(1,274)
Reclassifications	(81)		(768)
Business combinations	133		3,136
Depreciation and depletion for the period	(8,400)		(9,413)
Impairment losses	(291)		(763)
Foreign currency translation effects	(5,733)		715
Net book value at end of period	102,505		106,348	104,454
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	242,636		229,717
Net book value at end of period	242,740		242,636	229,717
Machinery and equipment [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(136,288)		(125,263)
Net book value at end of period	(140,235)		(136,288)	(125,263)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	19,457		17,247
Capital expenditures	0		0
Additions through capital leases	0		0
Capitalization of financial expense			0
Stripping costs	0		0
Total capital expenditures	0		0
Disposals	0		0
Reclassifications	580		0
Business combinations	0		428
Depreciation and depletion for the period	0		0
Impairment losses	0		(18)
Foreign currency translation effects	301		1,800
Net book value at end of period	20,338		19,457	17,247
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	19,457		17,247
Net book value at end of period	20,338		19,457	17,247
Construction in progress [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	0		0
Net book value at end of period	$ 0		$ 0	$ 0